Financial Instruments - Currency Risk (Details)	12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2017 USD ($) $ / $	Dec. 31, 2017 CAD ($) $ / $	Dec. 31, 2017 EUR (€) $ / $	Dec. 31, 2016 USD ($) $ / $ $ / €	Dec. 31, 2016 CAD ($) $ / $ $ / €	Dec. 31, 2016 EUR (€) $ / $ $ / €
Disclosure of detailed information about financial instruments [line items]
Exchange rate | $ / $			1.26	1.26	1.26	1.33	1.33	1.33
Settlement of derivative financial instruments	$ (12,000,000)	$ 3,000,000
Currency risk
Disclosure of detailed information about financial instruments [line items]
Fair Value (in Millions of Canadian Dollars)				$ (18,000,000)			$ (31,000,000)
Currency risk | Derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets offset against derivative liabilities				9,000,000			12,000,000
Gross derivative liabilities with offsetting derivative asset				11,000,000			19,000,000
Settlement of derivative financial instruments	$ 12,000,000	$ 3,000,000
Currency risk | Derivatives at fair value through profit or loss and classified in Foreign exchange loss (gain) on long-term debt:
Disclosure of detailed information about financial instruments [line items]
Fair Value (in Millions of Canadian Dollars)				$ (15,000,000)			$ (24,000,000)
Currency risk | Foreign exchange forward contracts to buy US$ for CAN$
Disclosure of detailed information about financial instruments [line items]
Exchange rate | $ / $			1.06	1.06	1.06	1.06	1.06	1.06
Notional Amount (In millions)			$ 50,000,000			$ 50,000,000
Fair Value (in Millions of Canadian Dollars)				$ 9,000,000			$ 13,000,000
Currency risk | Currency option sold to sell US$ for CAN$
Disclosure of detailed information about financial instruments [line items]
Exchange rate | $ / $						1.15	1.15	1.15
Notional Amount (In millions)						$ 75,000,000
Fair Value (in Millions of Canadian Dollars)							$ (14,000,000)
Currency risk | Currency option sold to sell US$ for CAN$
Disclosure of detailed information about financial instruments [line items]
Exchange rate | $ / $			1.15	1.15	1.15	1.15	1.15	1.15
Notional Amount (In millions)			$ 100,000,000			$ 100,000,000
Fair Value (in Millions of Canadian Dollars)				$ (11,000,000)			$ (19,000,000)
Currency risk | Currency option sold to buy US$ for CAN$
Disclosure of detailed information about financial instruments [line items]
Exchange rate | $ / $			1.0225	1.0225	1.0225	1.0225	1.0225	1.0225
Notional Amount (In millions)			$ 200,000,000			$ 200,000,000
Fair Value (in Millions of Canadian Dollars)				$ (1,000,000)			$ (2,000,000)
Currency risk | Cross currency swap US$ for CAN$
Disclosure of detailed information about financial instruments [line items]
Exchange rate | $ / $			1.33	1.33	1.33	1.329	1.329	1.329
Notional Amount (In millions)			$ 102,000,000			$ 102,000,000
Fair Value (in Millions of Canadian Dollars)				$ (12,000,000)			$ (2,000,000)
Currency risk | Derivatives at fair value through profit or loss and classified in Loss on derivative financial instruments:
Disclosure of detailed information about financial instruments [line items]
Fair Value (in Millions of Canadian Dollars)				$ 3,000,000			$ (8,000,000)
Currency risk | Foreign exchange forward contracts to buy US$ for CAN$
Disclosure of detailed information about financial instruments [line items]
Exchange rate | $ / $			1.3260	1.3260	1.3260	1.3543	1.3543	1.3543
Notional Amount (In millions)			$ 10,000,000			$ 20,000,000
Fair Value (in Millions of Canadian Dollars)				$ 1,000,000			$ 0
Currency risk | Foreign exchange forward contracts to buy US$ for CAN$
Disclosure of detailed information about financial instruments [line items]
Exchange rate | $ / $			1.3260	1.3260	1.3260
Notional Amount (In millions)			$ 5,000,000
Fair Value (in Millions of Canadian Dollars)				$ 0
Currency risk | Currency option instruments to sell US$ for CAN$
Disclosure of detailed information about financial instruments [line items]
Exchange rate			1.3171	1.3171	1.3171
Fair Value (in Millions of Canadian Dollars)				$ 2,000,000			(6,000,000)
Currency risk | Currency option instruments to sell US$ for CAN$
Disclosure of detailed information about financial instruments [line items]
Fair Value (in Millions of Canadian Dollars)							$ (2,000,000)
Currency risk | Currency option instruments to sell US$ for CAN$
Disclosure of detailed information about financial instruments [line items]
Exchange rate			1.3214	1.3214	1.3214
Fair Value (in Millions of Canadian Dollars)				$ 0
Currency risk | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Percent hedged of anticipated cash flows in each major foreign currency for next 12 months			25.00%	25.00%	25.00%
Percent hedged of anticipated cash flows in each major foreign currency for subsequent 24 months			0.00%	0.00%	0.00%
Currency risk | Bottom of range | Foreign exchange forward contracts to buy US$ for CAN$
Disclosure of detailed information about financial instruments [line items]
Maturity	0 months	0 months
Currency risk | Bottom of range | Foreign exchange forward contracts to buy US$ for CAN$
Disclosure of detailed information about financial instruments [line items]
Maturity	13 months
Currency risk | Bottom of range | Currency option instruments to sell US$ for CAN$
Disclosure of detailed information about financial instruments [line items]
Exchange rate | $ / $						1.2709	1.2709	1.2709
Maturity	0 months	0 months
Notional Amount (In millions)			$ 48,000,000			$ 48,000,000
Currency risk | Bottom of range | Currency option instruments to sell US$ for CAN$
Disclosure of detailed information about financial instruments [line items]
Exchange rate | $ / $						1.3042	1.3042	1.3042
Maturity	13 months	13 months
Notional Amount (In millions)			$ 43,000,000			$ 15,000,000
Currency risk | Top of range
Disclosure of detailed information about financial instruments [line items]
Percent hedged of anticipated cash flows in each major foreign currency for next 12 months			90.00%	90.00%	90.00%
Percent hedged of anticipated cash flows in each major foreign currency for subsequent 24 months			75.00%	75.00%	75.00%
Currency risk | Top of range | Foreign exchange forward contracts to buy US$ for CAN$
Disclosure of detailed information about financial instruments [line items]
Maturity	12 months	12 months
Currency risk | Top of range | Foreign exchange forward contracts to buy US$ for CAN$
Disclosure of detailed information about financial instruments [line items]
Maturity	24 months
Currency risk | Top of range | Currency option instruments to sell US$ for CAN$
Disclosure of detailed information about financial instruments [line items]
Exchange rate | $ / $						1.2962	1.2962	1.2962
Maturity	12 months	12 months
Notional Amount (In millions)			$ 70,000,000			$ 92,000,000
Currency risk | Top of range | Currency option instruments to sell US$ for CAN$
Disclosure of detailed information about financial instruments [line items]
Exchange rate | $ / $						1.3461	1.3461	1.3461
Maturity	36 months	24 months
Notional Amount (In millions)			$ 80,000,000			$ 40,000,000
Currency risk | Net investment hedge | Cross currency swap CAN$ for €
Disclosure of detailed information about financial instruments [line items]
Exchange rate			1.4263	1.4263	1.4263	1.4263	1.4263	1.4263
Notional Amount (In millions) | €					€ 95,000,000			€ 95,000,000
Fair Value (in Millions of Canadian Dollars)				$ (6,000,000)			$ 1,000,000
Currency risk | United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Reasonably possible change in risk variable amount	$ 0.01
Reasonable possible change change in risk variable, impact on earnings	3,000,000
Currency risk | Euro Member Countries, Euro
Disclosure of detailed information about financial instruments [line items]
Reasonably possible change in risk variable amount	0.02
Reasonable possible change change in risk variable, impact on earnings	$ 1,000,000
UNITED STATES
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	23.00%
Europe
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	13.00%